Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provision for income taxes at the Canadian statutory income tax rate	$ 591.7	$ 228.5
Non-taxable investment income	(56.6)	(289.7)
Tax rate differential on income and losses outside Canada	(209.5)	(36.4)
Change in unrecorded tax benefit of losses and temporary differences	(90.7)	81.6
Change in tax rate for deferred income taxes	0.5	4.3
Provision (recovery) relating to prior years	(14.4)	3.5
Foreign exchange effect	(3.7)	27.4
Other including permanent differences	44.2	25.0
Provision for income taxes	$ 261.5	$ 44.2
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Canadian statutory income tax rate	26.50%	26.50%
Provision for income taxes	$ 79.3	$ 47.4